    The schedule of investment (“SOI”) of the TIAA‐CREF Real Property Fund, LP and its subsidiaries attached  to this Form N‐PORT Part F filing (the “RPF SOI”) do not constitute part of the Funds’ SOI.

TIAA-CREF Real Property Fund LP

Consolidated Schedule of Investments
(In thousands)

Real Estate Investments Type/Investment Name	City, State	Fair Value as of February 29, 2024 (unaudited)	Fair Value as of May 31, 2023
Industrial (35%)			
Cooper I-20 Distribution Center	Arlington, TX	$ 106,000	$ 112,000
Philadelphia Street Industrial	Ontario, CA	80,600	94,300
Temple City	El Monte, CA	57,200	63,400
West Coast Industrial Portfolio	Fremont, CA; Hayward, CA; Kent, WA	33,400	64,800
Bridgeway Technology Center	Newark, CA	59,000	60,600
51 Commerce Drive	Cranbury, NJ	47,000	48,600
190 Mechanic	Bellingham, MA	34,800	39,300
Corona Industrial Portfolio	Corona, CA	35,200	37,400
1165 Vaughn Parkway	Portland, TN	31,700	32,300
157 & 165 Grove Street	Boston, MA	30,500	31,553
VPET - 3839 Distribution Drive	Garland, TX	21,700	20,800
Airtex Commerce Center	Houston, TX	22,200	20,500
525 Marathon Parkway	Atlanta, GA	15,290	13,400
Total Industrial		574,590	638,953
(cost $377,677 and $394,819)			
Multifamily (31%)			
Laurels at Jacaranda	Plantation, FL	154,000	155,000
Villas on the Boulevard	Santa Clara, CA	88,838	101,050
Atlantic at East Delray	Delray Beach, FL	82,700	90,600
Line 28 at LoHi	Denver, CO	60,801	64,205
Village Green at Littleton	Littleton, MA	52,250	52,811
The Cue	Seattle, WA	36,000	43,500
Variant	Minneapolis, MN	40,400	43,600
Total Multifamily		514,989	550,766
(cost $452,667 and $448,637)			
Office (14%)			
Millennium Towers	Seattle, WA	52,500	81,400
1840 Victory Blvd	Glendale, CA	42,100	50,000
86 Chambers	New York, NY	38,700	45,800
539 Bryant	San Francisco, CA	25,600	41,200
3379 Peachtree	Atlanta, GA	35,250	37,126
80 South Lake	Pasadena, CA	19,000	22,900
Evergreen MOB	Millcreek, UT	17,700	18,800
Total Office		230,850	297,226
(cost $403,219 and $396,577)			

7

Consolidated Schedule of Investments (continued) (In thousands) Fair Value as of Type/Investment Name City, State February 29, 2024 May 31, 2023 (unaudited) Retail (14%) 10 Madison Square West New York, NY $ 71,700 $ 72,000 201 Newbury Street Boston, MA 60,205 56,821 Promenade Plaza Palm Beach Gardens, FL 52,240 49,960 Marlton Square Marlton, NJ 48,514 45,171 Total Retail 232,659 223,952 (cost: $285,906 and $282,625) Total Real Estate Investments $ 1,553,088 $ 1,710,897 (cost: $1,519,469 and $1,522,658) Real Estate Joint Venture(2) Fair Value as of Type/Investment Name City, State February 29, 2024 May 31, 2023 (unaudited) Industrial (6%) Pico Rivera Commerce Center (95% Account Interest) Pico Rivera, CA 86,476 98,177 Total Industrial 86,476 98,177 (cost: $56,564 and $55,031) Total Real Estate Joint Ventures Investments $ 86,476 $ 98,177 (cost: $56,564 and $55,031) Total Investments $ 1,639,564 $ 1,809,074 (cost: $1,576,033 and $1,577,689) (2) Joint venture investments are represented at the net equity value. TIAA-CREF Real Property Fund LP 8